NOTE 4. Summary of inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Commercial vehicles	$ 4,716	$ 5,747
Parts and accessories	603	981
Total	$ 5,319	$ 6,728